Non-current Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Revenue	$ 20,337,881	$ 679,969	$ 18,480,027	$ 17,940,855
Cost of revenue	(16,411,742)	(548,704)	(15,050,032)	(14,703,729)
Other operating income (expenses), net	92,928	3,107	147,514	692,834
Loss from discontinued operations after income tax	(3,022,253)	(101,045)	(1,782,442)	(1,532,416)
Profit (loss) from discontinued operations				1,814,953
Discontinued operations: Unimos Shanghai [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Revenue				227,095
Cost of revenue				(195,078)
Operating expenses				(58,840)
Other operating income (expenses), net				1,429
Non-operating income (expenses), net				(2,887)
Loss from discontinued operations after income tax				(28,281)
Income tax expense				0
Loss from discontinued operations after income tax				(28,281)
Gain on disposal of discontinued operations				1,843,234
Profit (loss) from discontinued operations				$ 1,814,953